Real Estate Loans Receivable	12 Months Ended
Dec. 31, 2010
Real Estate Loans Receivable [Abstract]
Real Estate Loans Receivable
6. Real Estate Loans Receivable
     The following is a summary of our real estate loans receivable (in thousands):

	December 31,
	2010	2009
Mortgage loans	$109,283	$74,517
Other real estate loans	327,297	352,846

Totals	$436,580	$427,363

     The following is a summary of our real estate loan activity for the periods presented (in thousands):

	Year Ended
	December 31, 2010			December 31, 2009			December 31, 2008
	Senior			Senior			Senior
	Housing	Medical		Housing	Medical		Housing	Medical
	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals
Advances on real estate loans receivable:
Investments in new loans	$9,742	$41,644	$51,386	$20,036	$—	$20,036	$121,493	$—	$121,493
Draws on existing loans	46,113	1,236	47,349	52,910	1,471	54,381	21,265	—	21,265

Sub-total	55,855	42,880	98,735	72,946	1,471	74,417	142,758	—	142,758
Less: Seller financing on property sales	—	(1,470)	(1,470)	—	—	—	(59,649)	—	(59,649)

Net cash advances on real estate loans	55,855	41,410	97,265	72,946	1,471	74,417	83,109	—	83,109
Receipts on real estate loans receivable:
Loan payoffs	5,619	6,233	11,852	61,659	32,197	93,856	8,815	—	8,815
Principal payments on loans	24,203	7,440	31,643	15,890	2,033	17,923	9,354	—	9,354

Total receipts on real estate loans	29,822	13,673	43,495	77,549	34,230	111,779	18,169	—	18,169

Net advances (receipts) on real estate loans	$26,033	$27,737	$53,770	$(4,603)	$(32,759)	$(37,362)	$64,940	$—	$64,940

(1)	Represents activity for the senior housing triple-net segment.
     The following is a summary of the allowance for losses on loans receivable for the periods presented (in thousands):

	Year Ended December 31,
	2010	2009	2008
Balance at beginning of year	$5,183	$7,500	$7,406
Provision for loan losses	29,684	23,261	94
Charge-offs	(33,591)	(25,578)	—

Balance at end of year	$1,276	$5,183	$7,500

     As a result of our quarterly evaluations, we recorded $29,684,000 of provision for loan losses during the year ended December 31, 2010. This amount includes the write-off of loans totaling $33,591,000 primarily related to certain early stage senior housing and CCRC development projects. These related to three separate borrowers where new factors arose that, under the circumstances, resulted in the determination to record the write-offs. This was offset by a net reduction of the allowance balance by $3,907,000, resulting in an allowance for loan losses of $1,276,000 relating to real estate loans with outstanding balances of $9,691,000, all of which were on non-accrual status at December 31, 2010.
     During the quarter ended September 30, 2010, we received title to a parcel of land and an equity interest in satisfaction of certain loans outstanding with a combined balance of $38,848,000. For balance sheet purposes, the land parcel is recorded as land and the equity interest is accounted for as an equity method investment (in our senior housing triple-net segment), the amounts of which were recorded at their estimated fair values at the transaction dates. The equity interest is in an entity deemed to be a VIE, however, we have determined that we are not the primary beneficiary as we do not have the ability to direct and influence the activities that most significantly impact the entity’s economic performance. Our exposure to loss is limited to the recorded equity investment balance of $29,578,000.
     The following is a summary of our loan impairments (in thousands):

	Year Ended December 31,
	2010	2009	2008
Balance of impaired loans at end of year	$9,691	$67,126	$72,770
Allowance for loan losses	1,276	5,183	7,500

Balance of impaired loans not reserved	$8,415	$61,943	$65,270

Average impaired loans for the year	$38,409	$69,948	$36,785
Interest recognized on impaired loans(1)	103	530	3,288

(1)	Represents interest recognized prior to placement on non-accrual status.